Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:

Allocation of net income (loss), as adjusted	$1,226,597	$306,649	$(38,048)	$(9,512)	$1,440,283	$360,071	$(254,620)	$(69,393)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000	23,000,000	5,750,000	20,839,779	5,679,558
Basic and diluted net income (loss) per ordinary share	$0.05	$0.05	$(0.00)	$(0.00)	$0.06	$0.06	$(0.01)	$(0.01)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except
per share amounts):

	Year Ended December 31,		For the Period from January 20, 2021 (inception) through December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$1,449,493	$390,797	$—	$(10,861)
Denominator:
Basic and diluted weighted average shares outstanding	21,928,767	5,715,068	—	5,000,000
Basic and diluted net income (loss) per ordinary share	$0.07	$0.07	$—	$(0.00)